The Hartford Conservative Allocation Fund Annual Fund Operating Expenses - The Hartford Conservative Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.01%	[2],[3]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.82%	[2],[3]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.74%	[2],[3]
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.37%	[1]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.35%	[2],[3]
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	1.05%	[2],[3]
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[1]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.75%	[2],[3]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.74%	[2],[3]
Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Acquired Fund Fees and Expenses	0.48%
Expenses (as a percentage of Assets)	0.63%	[2],[3]

[1]	“Other expenses” for Class Y have been restated to reflect the estimated transfer agency fees for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.13% (Class A), 1.89% (Class C), 0.84% (Class I), 1.44% (Class R3), 1.14% (Class R4), 0.84% (Class R5), 0.84% (Class Y), and 0.73% (Class F). This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
[3]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets disclosed in the financial highlights table in the Fund’s statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.